Significant Accounting Policies - Concentrations of Credit Risk and Other Risks and Uncertainties (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Cash and cash equivalents	$ 22,936	$ 19,623	$ 14,068	$ 18,731	$ 11,332